Investments Accounted for Using the Equity Method - Equity in Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Investments accounted for using equity method [abstract]
Investments accounted for using the equity method, Affiliates	¥ 378,012	¥ 382,706
Investments accounted for using the equity method, Joint ventures	277,463	330,333
Investments accounted for using the equity method, Total	655,475	713,039	¥ 679,517
Honda's equity of undistributed earnings, Affiliates	293,489	294,532
Honda's equity of undistributed earnings, Joint ventures	222,061	249,284
Honda's equity of undistributed earnings, Total	¥ 515,550	¥ 543,816